Financial Instruments and Risk Management - Monetary Assets and Liabilities (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
U.S. dollar denominated, liabilities
Disclosure of financial assets [line items]
U.S. dollar denominated	$ 1,399,881	$ 1,249,725
U.S. dollar denominated, assets
Disclosure of financial assets [line items]
U.S. dollar denominated	$ 21,450	$ 17,923